Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	39
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$788,083.08

Principal:
Principal Collections	$12,253,009.81
Prepayments in Full	$5,468,764.10
Liquidation Proceeds	$206,491.77
Recoveries	$137,620.24
Sub Total	$18,065,885.92
Collections	$18,853,969.00

Purchase Amounts:
Purchase Amounts Related to Principal	$236,198.09
Purchase Amounts Related to Interest	$1,491.97
Sub Total	$237,690.06

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,091,659.06

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	39
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$19,091,659.06
Servicing Fee	$199,856.12	$199,856.12	$0.00	$0.00	$18,891,802.94
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$18,891,802.94
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$18,891,802.94
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$18,891,802.94
Interest - Class A-4 Notes	$130,174.66	$130,174.66	$0.00	$0.00	$18,761,628.28
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,761,628.28
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$18,694,154.53
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,694,154.53
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$18,644,168.70
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,644,168.70
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$18,581,028.70
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,581,028.70
Regular Principal Payment	$17,587,450.84	$17,587,450.84	$0.00	$0.00	$993,577.86
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$993,577.86
Residual Released to Depositor	$0.00	$993,577.86	$0.00	$0.00	$0.00
Total		$19,091,659.06

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$17,587,450.84
Total					$17,587,450.84
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$17,587,450.84	$128.58	$130,174.66	$0.95	$17,717,625.50	$129.53
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$17,587,450.84	$10.92	$310,774.24	$0.19	$17,898,225.08	$11.11

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	39

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$121,092,703.94	0.8853100	$103,505,253.10	0.7567280
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$231,582,703.94	0.1438339	$213,995,253.10	0.1329105

Pool Information
Weighted Average APR	3.949%	3.955%
Weighted Average Remaining Term	23.78	23.03
Number of Receivables Outstanding	24,925	23,941
Pool Balance	$239,827,340.47	$221,515,413.73
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$231,582,703.94	$213,995,253.10
Pool Factor	0.1456857	0.1345619

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$8,230,986.55
Yield Supplement Overcollateralization Amount	$7,520,160.63
Targeted Overcollateralization Amount	$7,520,160.63
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$7,520,160.63

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	39
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		108	$147,414.84
(Recoveries)		125	$137,620.24
Net Loss for Current Collection Period			$9,794.60
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0490%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			1.0597%
Second Preceding Collection Period			0.4204%
Preceding Collection Period			1.0799%
Current Collection Period			0.0510%
Four Month Average (Current and Preceding Three Collection Periods)			0.6527%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,909	$10,719,012.75
(Cumulative Recoveries)			$1,810,386.48
Cumulative Net Loss for All Collection Periods			$8,908,626.27
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5412%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,183.54
Average Net Loss for Receivables that have experienced a Realized Loss			$1,814.75

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.28%	384	$5,057,059.51
61-90 Days Delinquent	0.21%	28	$475,830.87
91-120 Days Delinquent	0.05%	8	$118,079.62
Over 120 Days Delinquent	0.45%	55	$1,007,734.19
Total Delinquent Receivables	3.01%	475	$6,658,704.19

Repossession Inventory:
Repossessed in the Current Collection Period		15	$199,936.89
Total Repossessed Inventory		19	$260,148.98

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4556%
Preceding Collection Period			0.4052%
Current Collection Period			0.3801%
Three Month Average			0.4136%

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	39

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer